FAIR VALUE HIERARCHY - Significant unobservable inputs used in the fair value measurements categorized within Level 3 (Details) - Level 3	Dec. 31, 2024	Dec. 31, 2023
Credit spread of the Company | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4	0.136
Volatility | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4	0.626
Minimum | Risk free rate | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4	0.03934
Maximum | Risk free rate | Binomial option pricing model - Lattice model
FAIR VALUE HIERARCHY
Equity instrument in respect of DPS1 and DPS4	0.04119
CCIRS contract of the loan No.1 | Minimum | Interpolated LIBOR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input	0.0445	0.047
CCIRS contract of the loan No.1 | Maximum | Interpolated LIBOR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input		0.0554
CCIRS contract of the loan No.2 | Minimum | Interpolated LIBOR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input		0.0498
CCIRS contract of the loan No.2 | Maximum | Interpolated LIBOR for subsequent years | DCF
FAIR VALUE HIERARCHY
Derivative, measurement input		0.0557
DPS2 | Credit spread of the Company | Binomial option pricing model - Lattice model and Available Market Price (AMP)
FAIR VALUE HIERARCHY
Derivative, measurement input	0.136	0.1246
DPS2 | Volatility | Binomial option pricing model - Lattice model and Available Market Price (AMP)
FAIR VALUE HIERARCHY
Derivative, measurement input	0.626	0.666
Other investments | Risk free rate | Combination of calibration method and market comparable Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input	0.025	0.021
Other investments | Minimum | Volatility | Combination of calibration method and market comparable Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input	0.538	0.613
Other investments | Maximum | Volatility | Combination of calibration method and market comparable Option Pricing Model
FAIR VALUE HIERARCHY
Derivative, measurement input	0.908	0.929